Income Taxes, Income Before Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	$ 23,644	$ 22,097	$ 20,721
Non-U.S.	1,555	1,267	915
Income (loss) before income tax expense	$ 25,199	$ 23,364	$ 21,636